Tax - Asset and liability (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax
Deferred tax assets	£ (901)	£ (1,011)
Deferred tax liability	291	266
Net deferred tax asset	£ (610)	£ (745)	£ (958)